Disposal groups classified as held for sale - Assets and liabilities of disposal groups classified as held for sale (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023	Oct. 01, 2023	Dec. 31, 2022
Disposal groups classified as held for sale
Cash and cash equivalents	€ 1,180,187		€ 1,403,492
Trade accounts and other receivables from unrelated parties	3,367,111		3,471,213
Property, plant and equipment	3,646,126		3,782,780
Right-of-use assets	3,612,456		3,671,241
Goodwill	15,170,652	€ 14,227,152	14,650,008	€ 15,407,279
Total assets	33,566,579		33,929,808		€ 35,754,114
Accounts payable to unrelated parties	904,278		762,068
Total liabilities	17,798,066		19,103,273
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Cash and cash equivalents	5,141		23,733
Trade accounts and other receivables from unrelated parties	27,085		27,535
Property, plant and equipment	16,346		42,710
Right-of-use assets	5,915		114,602
Goodwill	92,557		274,543
Other	13,969		24,477
Total assets	161,013		507,600
Accounts payable to unrelated parties	1,628		12,880
Lease liabilities	6,097		128,653
Provisions and other liabilities	19,786		39,091
Total liabilities	27,511		180,624
Accumulated foreign currency translation gains (losses) recognized in other comprehensive income	€ (44,693)		€ (4,230)